Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Gratuity Plans Amount Recognized in Group’s Financial Statements

The following tables set out the funded status of the gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2018 and March 31, 2017:

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Change in benefit obligations
Benefit obligations at the beginning	172	142
Service cost	23	19
Interest expense	11	10
Remeasurements - Actuarial losses / (gains)	(9)	10
Transfer	4	–
Curtailment gain	–	–
Benefits paid	(17)	(13)
Translation differences	–	4
Benefit obligations at the end	184	172
Change in plan assets
Fair value of plan assets at the beginning	184	143
Interest Income	12	12
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	5	37
Benefits paid	(17)	(13)
Translation differences	1	3
Fair value of plan assets at the end	187	184
Funded status	3	12
Prepaid gratuity benefit	7	12
Accrued gratuity	(4)	–

Summary of Defined Benefit Plan

Net gratuity cost for the year ended March 31, 2018, 2017 and 2016 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Service cost	23	19	18
Net interest on the net defined benefit liability / asset	(1)	(2)	(1)
Net gratuity cost	22	17	17

Amount for the fiscal 2018, 2017 and 2016 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	(9)	10	3
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	(11)	8	2
	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
(Gain) / loss from change in demographic assumptions	–	–	–
(Gain) / loss from change in financial assumptions	(6)	8	–
(Gain) / loss from change in experience adjustments	(3)	2	3
	(9)	10	3

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	20	15	15
Selling and marketing expenses	1	1	1
Administrative expenses	1	1	1
	22	17	17

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	24	22	32
Selling and marketing expenses	2	2	3
Administrative expenses	1	1	1
	27	25	36

The details of fund and plan asset position are given below:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Plan assets at period end, at fair value	792	688
Present value of benefit obligation at period end	792	688
Asset recognized in balance sheet	–	–

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	67	61	56
Selling and marketing expenses	5	5	5
Administrative expenses	3	3	2
	75	69	63
(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Salaries and bonus (1) (2)	5,910	5,501	5,120
Defined contribution plans	40	37	46
Defined benefit plans	84	74	70
	6,034	5,612	5,236

(1)	Includes stock compensation expense of $13 million, $17 million and $1 million for the year ended March 31, 2018, 2017 and 2016 respectively
(2)

Included in the above is a reversal of stock compensation cost of $5 million for the year ended March 31, 2018 towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation. Refer note no. 2.16

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	5,379	4,987	4,627
Selling and marketing expenses	425	405	403
Administrative expenses	230	220	206
	6,034	5,612	5,236

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and March 31, 2017 are set out below:

	As of
	March 31, 2018	March 31, 2017
Discount rate	7.5%	6.9%
Weighted average rate of increase in compensation levels	8.0%	8.0%

The weighted-average assumptions used to determine net periodic benefit cost for the year ended March 31, 2018, 2017 and 2016 are set out below:

	Year ended March 31,
	2018	2017	2016
Discount rate for the year	6.9%	7.8%	7.8%
Weighted average rate of increase in compensation levels	8.0%	8.0%	8.0%
Weighted average duration of defined benefit obligation	6.1 years	6.1 years	6.4 years

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2018	March 31, 2017
Government of India (GOI) bond yield	7.5%	6.9%
Remaining term to maturity of portfolio	5.9 years	6 years
Expected guaranteed interest rate	8.6%	8.6%

Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2018
Discount rate	9
Weighted average rate of increase in compensation levels	8

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:
(Dollars in millions)
Within 1 year	27
1 - 2 year	27
2 - 3 year	29
3 - 4 year	31
4 - 5 year	33
5 - 10 years	157